UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22922

Aspiration Funds
 (Exact name of registrant as specified in charter)

4640 Admiralty Way, Marine Del Rey, California 90292
(Address of principal executive offices)                                (Zip code)

Matthew J. Beck
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September30

Date of reporting period: March 31, 2015

Item 1. REPORTS TO STOCKHOLDERS.
Semi-Annual Report 2015
From October 14, 2014 (Date of Initial Public Investment) through March 31, 2015
(Unaudited)

Aspiration Flagship Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Aspiration Flagship Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Aspiration Flagship Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the Aspiration Flagship Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Aspiration Flagship Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: correlation risk, investment company risk, allocation risk, underlying fund concentration, leveraging, fund investing in foreign and emerging markets risk, convertible securities risk, business development (BDC) risk, high yield risk, liquidity risk, market risk, short sale risk, commodities risk, ETFs, distressed companies risk, alternative asset class risk, long/short selling risk, arbitrage risk, derivatives risk, natural resources risk, equity securities risk, bonds and other fixed income securities, and management risk.  More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at aspiration.com or by calling the Adviser at 800-683-8529.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about May 29, 2015.

For More Information on Your Aspiration Flagship Fund:

See Our Web site at aspiration.com
or
Call Our Shareholder Services Group at 800-683-8529.

Dear Shareholder,

Oftentimes, financial firms create products with the needs of very wealthy investors foremost in mind. Aspiration's mission is to open the doors to investing for all. That's why we created the Aspiration Flagship Fund – our mutual fund designed to provide "one stop" access to a range of strategies once out of reach to everyday investors.  Its goal is to help you grow your money steadily over the long-term while trying to reduce the amount of ups and downs of the stock market along the way.

The stock market can be a roller coaster of ups and downs. For example, the S&P 500 frequently sees sharp rises and dips, sometimes in excess of 1% in a single day. These gains and losses are sometimes referred to as "volatility." The Aspiration Flagship Fund seeks to deliver less volatility than traditional equity mutual funds.

The Fund doesn't aim to beat the stock market; instead the Fund aims to help you meet your goals by growing your money on a steady, relatively smooth curve.

An additional note: part of Aspiration's agreement with the Securities and Exchange Commission around how to disclose the facts surrounding our "Pay What Is Fair" fee structure had to do with how we report our performance numbers. As you know, investors in the Aspiration Flagship Fund can pick Aspiration's management fee on a sliding scale between zero and two percent of assets. In order to show standardized performance, Aspiration agreed to list its performance as if all investors paid the maximum of two percent. Of course, in the real world, this is not true. Therefore, please pay attention to not only the performance line on our report but the line that reads "Performance without Assumed Contribution Reduction."

Thank you again for your investment in the Aspiration Flagship Fund. We take our responsibility to you incredibly serious. Having earned your trust, we will do everything we can to keep it. If you ever have any questions, please contact us at hello@aspiration.com.

Best,
Andrei Cherny
CEO, Aspiration

Aspiration Flagship Fund

Schedule of Investments
(Unaudited)

As of March 31, 2015
		Shares	Value (note 1)

EXCHANGE-TRADED PRODUCTS - 32.95%
*	Credit Suisse X-Links Long/Short Equity ETNs	1,486	$38,770
	ETRACS Wells Fargo MLP Index ETN	1,105	36,917
	Horizons S&P 500 Covered Call ETF	1,001	45,285
	IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	4,815	144,161
*	IQ Merger Arbitrage ETF	797	22,986
	IQ US Real Estate Small Cap ETF	107	2,973
	iShares TIPS Bond ETF	208	23,627
*	PureFunds ISE Cyber Security ETF	697	19,495
	SPDR Dow Jones Global Real Estate ETF	619	30,758
	SPDR S&P 500 ETF Trust	698	144,088
	Vanguard Total World Stock ETF	2,349	144,675
*	WisdomTree Managed Futures Strategy Fund	1,341	59,379

	Total Exchange-Traded Funds (Cost $716,074)		713,114

OPEN-END FUNDS - 58.60%
	AQR Managed Futures Strategy Fund	13,517	155,984
	BlackRock Strategic Income Opportunities Portfolio	7,787	79,585
	Boston Partners Global Long/Short Fund	2,008	20,566
	Boston Partners Long/Short Research Fund	6,269	96,347
	Deutsche Select Alternative Allocation Fund	2,560	28,695
*	Diamond Hill Long-Short Fund	1,717	41,525
	Eaton Vance Hedged Stock Fund	3,087	25,718
	Financial Investors Trust - Listed Private Equity Fund	5,762	39,643
	FPA New Income, Inc.	1,864	18,974
*	Gabelli Enterprise Mergers and Acquisitions Fund	4,458	61,747
	Glenmede Secured Options Portfolio	3,759	45,146
	Highland Long/Short Equity Fund	4,864	61,580
	Highland Long/Short Healthcare Fund	1,280	21,447
	Iron Strategic Income Fund	4,492	49,011
	Ironclad Managed Risk Fund	6,986	76,779
	KCM Macro Trends Fund	2,226	28,232
	Litman Gregory Masters Alternative Strategies Fund	2,848	32,974
	MainStay Unconstrained Bond Fund	8,431	76,976
	MFS Global Alternative Strategy Fund	8,667	94,908
	PIMCO EqS Long/Short Fund	4,076	49,846
	PIMCO Unconstrained Bond Fund	3,837	42,903
	RiverPark/Gargoyle Hedged Value Fund	5,088	70,162
	The Merger Fund	3,133	49,507

	Total Open-End Funds (Cost $1,251,951)		1,268,255

			(Continued)

Aspiration Flagship Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2015
		Shares	Value (note 1)

SHORT-TERM INVESTMENT - 17.34%
§	Fidelity Institutional Money Market Funds - Treasury Portfolio, 0.01%	375,391	$375,391

Total Short-Term Investment (Cost $375,391)			375,391

Total Value of Investments (Cost $2,343,416) - 108.89%			$2,356,760

Liabilities in Excess of Other Assets - (8.89)%			(192,447)

NET ASSETS - 100.00%			$2,164,313

* Non-income producing investment
§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Exchange-Traded Products	32.95%	713,114
Open-End Funds	58.60%	1,268,255
Short-Term Investment	17.34%	375,391
Other Assets Less Liabilities	-8.89%	(192,447)
Total	100.00%	$2,164,313

See Notes to Financial Statements

Aspiration Flagship Fund

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2015

Assets:
Investments, at value (cost $2,343,416)	$2,356,760
Receivables:
Investments sold	39,933
From Advisor	23,114
Fund shares sold	97,828
Dividends	792
Prepaid expenses:
Registration and filing expenses	24,753
Insurance fees	7,866
Fund accounting fees	2,339
Other operating expenses	1,451

Total assets	2,554,836

Liabilities:
Payables:
Investments purchased	369,949
Fund shares repurchased	45
Accrued expenses:
Professional fees	10,977
Trustee fees and meeting expenses	2,502
Compliance fees	1,881
Custody expenses and banking fees	1,710
Shareholder fulfillment expenses	1,634
Distribution expenses	816
Distribution and service fees - Investor Class Shares	665
Securities pricing fees	325
Administration fees	19

Total liabilities	390,523

Net Assets	$2,164,313

Net Assets Consist of:
Paid in Capital	$2,143,408
Undistributed net investment income	881
Accumulated net realized gain on investments	6,680
Net unrealized appreciation on investments	13,344

Total Net Assets	$2,164,313
Shares Outstanding, no par value (unlimited authorized shares)	212,006
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$10.21

See Notes to Financial Statements

Aspiration Flagship Fund

Statement of Operations
(Unaudited)

For the period from October 14, 2014 (Date of Initial Public Investment) through March 31, 2015

Investment Income:
Dividends	$17,636

Total Investment Income	17,636

Expenses:
Compliance fees (note 2)	19,461
Professional fees	19,046
Fund accounting fees (note 2)	12,709
Administration fees (note 2)	12,019
Transfer Agent fees (note 2)	8,250
Insurance fees	7,752
Registration and filing expenses	6,970
Custody expenses and banking fees (note 2)	5,493
Trustee fees and meeting expenses	5,001
Shareholder fulfillment expenses	3,054
Distribution expenses	2,066
Registration and filing administration fees	1,350
Distribution and service fees - Investor Class Shares (note 3)	1,327
Securities pricing fees	332
Other operating expenses	(847)

Total Expenses	103,983

Expenses reimbursed by advisor (note 2)	(101,316)

Net Expenses	2,667

Net Investment Income	14,969

Realized and Unrealized Gain on Investments

Net realized gain from investment transactions	6,680

Net change in unrealized appreciation on investments	13,344

Net Realized and Unrealized Gain on Investments	20,024

Net Increase in Net Assets Resulting from Operations	$34,993

See Notes to Financial Statements

Aspiration Flagship Fund

Statement of Changes in Net Assets
(Unaudited)

For the period from October 14, 2014 (Date of Initial Public Investment) through March 31, 2015

Operations:
Net investment income	$14,969
Net realized gain from investment transactions	6,680
Net change in unrealized appreciation on investments	13,344

Increase in Net Assets from Operations	34,993

Distributions to Shareholders (note 4):
Net investment income	(14,087)

Decrease in Net Assets Resulting from Distributions	(14,087)

Beneficial Interest Transactions:
Shares sold	2,133,214
Reinvested dividends and distributions	14,087
Shares repurchased	(3,894)

Net Increase in Beneficial Interest Transactions	2,143,407

Net Increase in Net Assets	2,164,313

Net Assets:
Beginning of year	-
End of year	$2,164,313

Undistributed Net Investment Income	$881

Share Information:
Shares Sold	210,988
Reinvested Distributions	1,400
Shares repurchased	(382)
Net Increase in Shares of Beneficial Interest	212,006

See Notes to Financial Statements

Aspiration Flagship Fund

Financial Highlights
(Unaudited)

For a share outstanding during the period from
October 14, 2014 (Date of Initial Public Investment) to March 31, 2015

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment income	0.14
Net realized and unrealized gain on investments	0.21

Total from Investment Operations	0.35

Less Distributions to Shareholders:
Net investment income	(0.14)

Total Distributions	(0.14)

Net Asset Value, End of Period	$10.21

Total Return (b)(c)(f)	(0.51)%

Total Return (b)(c)(g)	1.49%

Net Assets, End of Period (in thousands)	$2,164

Ratios of:
Gross Expenses to Average Net Assets (d)	16.23%	(a)
Net Expenses to Average Net Assets (d)	0.42%	(a)
Net Investment Income to Average Net Assets (e)	2.34%	(a)

Portfolio turnover rate	9.36%	(b)

(a) Annualized
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Performance with assumed contribution reduction of 2.00%.
(g) Performance without assumed contribution reduction of 2.00%.

See Notes to Financial Statements

Aspiration Flagship Fund

Notes to Financial Statements
(Unaudited)

1.  Organization and Significant Accounting Policies

The Aspiration Flagship Fund (the "Fund") is a series of the Aspiration Funds Trust (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

The Fund is a separate diversified series of the Trust and commenced operations on October 14, 2014. The investment objective of the Fund is to seek long-term capital appreciation by providing risk-adjusted returns.  The Fund seeks to achieve its investment objective by investing primarily in shares of registered investment companies, including open-end funds, ETFs, and closed-end funds that emphasize alternative strategies, such as funds that sell securities short; employ asset allocation, arbitrage, and/or option-hedged strategies; or that invest in distressed securities, the natural resources sector, and business development companies ("BDCs").
The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Investor Class Shares and Class C Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical, except for differences in ongoing distribution and service fees. Both share classes are subject to distribution plan fees as described in Note 3.  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.  As of March 31, 2015, no Class C Shares have been issued.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation
The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Each Fund may invest in portfolios of open-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.  Open-ended funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)

(Continued)

Aspiration Flagship Fund

Notes to Financial Statements
(Unaudited)

Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2015 for the Fund's assets measured at fair value:

Aspiration Flagship Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Exchange-Traded Products	$713,114	$713,114	$-	$-
Open-End Funds	1,268,255	1,268,255	-	-
Short-Term Investment	375,391	375,391	-	-
Total Assets	$2,356,760	$2,356,760	$-	$-

(a)	The Fund had no transfers into or out of Level 1, 2, or 3 during the initial period ended March 31, 2015. It is the Fund's policy to record transfers at the end of the year.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any), monthly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

(Continued)

Aspiration Flagship Fund

Notes to Financial Statements
(Unaudited)

2.	Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to the Advisor calculated at the annual rate of 0.00% of the Fund's average daily net assets.  For the initial period ended March 31, 2015, no advisory fees were incurred by the Advisor.

The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions, borrowing costs, fees and expenses of other investment companies in which the Fund invests, and other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 0.50% of the average daily net assets of the Fund for the current fiscal year.  The current term of the Expense Limitation Agreement remains in effect until April 30, 2016.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

Administrator
The Fund pays a monthly fee to the Administrator based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund's custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of these fees is provided in the following table:

Administration Fees*	Custody Fees*			Fund Accounting Fees (minimum monthly)	Fund Accounting Fees (asset- based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $100 million	0.100%	First $250 million	0.0100%	$2,250	0.01%	$150 per state
Next $150 million	0.080%	Next $250 million	0.0075%
Next $250 million	0.060%	Over $500 million	0.0050%
Next $500 million	0.050%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Next $1 billion	0.040%
Over $2 billion	0.030%

The Fund paid $12,019 in administration fees, $5,493 in custody fees, and $12,709 in fund accounting fees for the initial period ended March 31, 2015.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor.  The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

(Continued)

Aspiration Flagship Fund

Notes to Financial Statements
(Unaudited)

Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan").  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the average daily net assets of the Investor Class Shares and 1.00% per annum of the average daily net assets of the Class C Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the initial period ended March 31, 2015, $1,327 in distribution and service fees were incurred by the Investor Class Shares of the Fund.

4.	Purchases and Sales of Investment Securities

For the initial period ended March 31, 2015, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$1,076,805	$69,527

5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the Fund's tax positions taken on federal income tax returns for the open tax year/period ended March 31, 2015.  As of and during the initial period ended March 31, 2015, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the initial period, the Fund did not incur any interest or penalties.

Distributions during the initial period ended were characterized for tax purposes as follows:

March 31, 2015
Ordinary Income	$ 14,087

At March 31, 2015, the tax-basis cost of investments and components of distributable earnings were as follows:
Cost of Investments	$2,343,416

Unrealized Appreciation	$25,487
Unrealized Depreciation	(12,143)
Net Unrealized Appreciation	13,344
Undistributed Net Investment Income	881
Accumulated Net Realized Gain on Investments	6,680

Distributable Earnings	$20,905

(Continued)

Aspiration Flagship Fund

Notes to Financial Statements
(Unaudited)

6.  Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.  Subsequent Events

In accordance with GAAP, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Aspiration Flagship Fund

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's initial period ended March 31, 2015.

During the initial period ended March 31, 2015, the Fund paid no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

(Continued)

Aspiration Flagship Fund

Additional Information
(Unaudited)

Investor Class Shares	Beginning Account Value October 14, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,014.90	$1.96
	$1,000.00	$1,021.21	$1.97
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 0.50%,    multiplied by 168/365 (to reflect the initial period).

Aspiration Flagship Fund
is a series of
Aspiration Funds Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	Aspiration Fund Adviser, LLC
116 South Franklin Street	4640 Admiralty Way
Post Office Drawer 4365	Marina Del Rey, CA 90292
Rocky Mount, North Carolina 27803

Telephone:	Telephone:

800-773-3863	800-683-8529

World Wide Web @:	World Wide Web @:

ncfunds.com	aspiration.com

Item 2.                    CODE OF ETHICS.
Not applicable.

Item 3.                    AUDIT COMMITTEE FINANCIAL EXPERT.
     Not applicable.

Item 4.                    PRINCIPAL ACCOUNTANT FEES AND SERVICES.
     Not applicable.

Item 5.                     AUDIT COMMITTEE OF LISTED REGISTRANTS.
     Not applicable.

Item 6.                     SCHEDULE OF INVESTMENTS.
    A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.                    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
     Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
     Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.                  SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.                  CONTROLS AND PROCEDURES.
(a)	The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.                  EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Aspiration Funds

By: (Signature and Title)	/s/Andrei Cherny
Date: June 4, 2015	Andrei Cherny President and Principal Executive Officer Aspiration Flagship Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/Andrei Cherny
Date: June 4, 2015	Andrei Cherny President and Principal Executive Officer Aspiration Flagship Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: June 3, 2015	Ashley E. Harris Treasurer and Principal Financial Officer Aspiration Flagship Fund